Business Combinations - Summary of Acquiree (Detail)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
SK m&service Co., Ltd [member] | PS Marketing Corporation [Member]
Disclosure of detailed information about business combination [line items]
Corporate name	SK m&service Co., Ltd.
Location	16th floor, 34, Supyo-ro, Jung-gu, Seoul, Korea
CEO	Park, Jeong-Min
Industry	Database and internet website service
Studio Dolphin Co Ltd [Member] | DREAMUS COMPANY [member]
Disclosure of detailed information about business combination [line items]
Corporate name		Studio Dolphin Co., Ltd.
Location		3rd floor, 10, Jandari-ro 7an-gil, Mapo-gu, Seoul, Korea
CEO		Kim, Dong-Hee
Industry		Music and sound recording business
YLP Inc [Member] | T map Mobility Co., Ltd. [member]
Disclosure of detailed information about business combination [line items]
Corporate name		YLP Inc.
Location		1740, Cheongwon-ro, Pyeongtaek-si, Gyeonggi-do, Korea
CEO		Lee, Hyeok-Ju
Industry		Freight forwarders and cargo agents
Rokmedia Co., Ltd [member] | One Store Co., Ltd. [member]
Disclosure of detailed information about business combination [line items]
Corporate name		Rokmedia Co., Ltd.
Location		3rd floor, 330, Seongam-ro, Mapo-gu, Seoul, Korea
CEO		Kang, Jun-Gyu / Kim, Jeong-Su
Industry		Publishing and telecommunications retail business
GOOD SERVICE Co., Ltd [member] | T map Mobility Co., Ltd. [member]
Disclosure of detailed information about business combination [line items]
Corporate name		GOOD SERVICE Co., Ltd.
Location		4th floor, 54, Daeheung-ro, Mapo-gu, Seoul, Korea
CEO		Kim, Seung-Wook
Industry		Surrogate driving service business and related business
Broadband Nowon Co., Ltd. [member]
Disclosure of detailed information about business combination [line items]
Corporate name			Broadband Nowon Co., Ltd.
Location			21, 81gil, Dobong-ro, Gangbuk-gu, Seoul, Korea
CEO			Yoo, Chang-Wan
Industry			Cable broadcasting services